Boston Partners All-Cap Value Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communication Services - 4.5%
Alphabet, Inc. - Class A	129,212	$22,190,869
Interpublic Group of Cos., Inc. (a)	163,484	3,917,077
Match Group, Inc. (a)	159,996	4,790,280
Omnicom Group, Inc. (a)	56,040	4,115,577
Take-Two Interactive Software, Inc. (b)	30,783	6,965,577
Walt Disney Co., (The)	149,601	16,910,897
		58,890,277

Consumer Discretionary - 5.5%
AutoZone, Inc. (b)	2,823	10,538,372
Booking Holdings, Inc.	4,654	25,685,100
LKQ Corp. (a)	153,561	6,214,614
NVR, Inc. (b)	2,673	19,020,881
Wyndham Hotels & Resorts, Inc. (a)	115,979	9,600,741
		71,059,708

Consumer Staples - 6.0%
Coca-Cola Europacific Partners PLC	50,732	4,656,690
J M Smucker Co.	59,769	6,730,587
Kenvue, Inc.	321,218	7,667,474
Keurig Dr Pepper, Inc.	399,098	13,437,630
Philip Morris International, Inc.	181,218	32,726,158
Sysco Corp.	182,221	13,302,133
		78,520,672

Energy - 3.2%
BP PLC - ADR (a)	99,925	2,907,817
Canadian Natural Resources Ltd.	190,844	5,795,932
Chord Energy Corp.	50,817	4,573,530
ConocoPhillips	49,597	4,233,104
Exxon Mobil Corp.	51,652	5,284,000
Halliburton Co.	203,480	3,986,173
Phillips 66	35,888	4,072,570
Schlumberger Ltd.	186,432	6,161,578
Shell PLC - ADR	70,962	4,699,104
		41,713,808

Financials - 27.9%(c)
Allstate Corp.	42,642	8,949,276
American International Group, Inc.	269,701	22,827,493
Aon PLC - Class A	19,121	7,114,542
Bank of America Corp.	674,986	29,787,132
Capital One Financial Corp.	60,682	11,478,000
Chubb Ltd.	73,459	21,832,015
Citigroup, Inc.	201,627	15,186,546
Corpay, Inc. (b)	80,207	26,076,098
Fidelity National Information Services, Inc.	102,893	8,191,312
First American Financial Corp.	194,875	10,875,974
Global Payments, Inc.	92,385	6,985,230
Goldman Sachs Group, Inc.	33,418	20,065,838
JPMorgan Chase & Co.	126,748	33,461,472
Loews Corp.	185,624	16,574,367
LPL Financial Holdings, Inc. (a)	40,119	15,532,472
Markel Group, Inc. (b)	10,562	20,508,235
Renaissance Holdings Ltd.	60,950	15,202,149
Shift4 Payments, Inc. - Class A (a)(b)	84,673	8,026,154
Travelers Cos., Inc.	48,040	13,244,628
Visa, Inc. - Class A	63,980	23,364,856
Wells Fargo & Co.	195,089	14,588,755
White Mountains Insurance Group Ltd.	7,459	13,312,823
		363,185,367

Health Care - 15.0%
AbbVie, Inc.	128,619	23,937,282
Amgen, Inc.	48,958	14,108,717
Cencora, Inc.	55,172	16,068,293
Centene Corp. (b)	181,320	10,233,701
Cigna Group	32,524	10,298,399
Elevance Health, Inc.	20,987	8,055,650
Johnson & Johnson	158,524	24,604,510
McKesson Corp.	21,789	15,677,404
Medtronic PLC	276,183	22,917,665
Merck & Co., Inc.	96,191	7,391,317
Sanofi SA - ADR	502,057	24,786,554
UnitedHealth Group, Inc.	32,141	9,703,689
Zimmer Biomet Holdings, Inc.	84,900	7,825,233
		195,608,414

Industrials - 13.9%
Acuity, Inc.	38,092	9,899,730
Allegion PLC	94,171	13,438,202
Allison Transmission Holdings, Inc. (a)	118,552	12,272,503
AMETEK, Inc.	39,390	7,040,569
CH Robinson Worldwide, Inc. (a)	66,615	6,393,041
Curtiss-Wright Corp.	14,344	6,312,938
EnerSys	31,449	2,630,080
Equifax, Inc.	26,246	6,933,931
Expeditors International of Washington, Inc. (a)	131,278	14,798,969
Huron Consulting Group, Inc. (b)	69,809	9,970,819
Landstar System, Inc.	48,121	6,603,164
Masco Corp.	78,159	4,878,685
Middleby Corp. (b)	51,620	7,543,230
Resideo Technologies, Inc. (b)	300,539	6,221,157
Robert Half, Inc. (a)	98,871	4,527,303
Science Applications International Corp. (a)	91,362	10,555,965
Sensata Technologies Holding PLC	202,000	5,264,120
SS&C Technologies Holdings, Inc.	231,375	18,697,414
Textron, Inc.	92,762	6,867,171
Uber Technologies, Inc. (b)	106,617	8,972,887
Westinghouse Air Brake Technologies Corp.	54,913	11,109,998
		180,931,876

Information Technology - 19.1%
Analog Devices, Inc.	62,714	13,419,542
Applied Materials, Inc.	58,112	9,109,056
Arrow Electronics, Inc. (b)	114,249	13,524,796
CDW Corp.	29,017	5,233,506
Check Point Software Technologies Ltd. (b)	129,075	29,542,686
Cisco Systems, Inc.	324,166	20,435,425
Cognizant Technology Solutions Corp. - Class A	233,109	18,879,498
Flex Ltd. (b)	354,089	14,977,965
Gen Digital, Inc.	114,114	3,249,967
Hewlett Packard Enterprise Co.	200,043	3,456,743
Jabil, Inc.	89,003	14,953,394
KLA Corp.	11,142	8,433,157
Lam Research Corp.	85,050	6,871,189
Microchip Technology, Inc.	218,167	12,662,413
Micron Technology, Inc.	67,461	6,372,366
Nice Ltd. - ADR (a)(b)	66,344	11,008,460
Oracle Corp.	178,447	29,538,332
QUALCOMM, Inc.	54,496	7,912,819
TD SYNNEX Corp. (a)	50,955	6,182,880
TE Connectivity PLC	32,714	5,236,530
Zebra Technologies Corp. - Class A (b)	24,263	7,030,689
		248,031,413

Materials - 2.6%
Corteva, Inc.	124,166	8,790,953
CRH PLC	272,343	24,826,788
		33,617,741
TOTAL COMMON STOCKS (Cost $727,214,556)		1,271,559,276

SHORT-TERM INVESTMENTS - 8.0%		Value
Investments Purchased with Proceeds from Securities Lending - 8.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.45% (d)	104,648,596	104,648,596
TOTAL SHORT-TERM INVESTMENTS (Cost $104,648,596)		104,648,596

TOTAL INVESTMENTS - 105.7% (Cost $831,863,152)		1,376,207,872
Liabilities in Excess of Other Assets - (5.7)%		(75,176,577)
TOTAL NET ASSETS - 100.0%		$1,301,031,295

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $102,062,804.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Boston Partners All-Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,271,559,276	$–	$–	$1,271,559,276
Investments Purchased with Proceeds from Securities Lending(a)	-	–	–	-
Total Investments	$1,271,559,276	$–	$–	$1,271,559,276

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $104,648,596 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.